NOTE 9 - ACCOUNTS AND NOTES RECEIVABLE (Detail) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Oct. 20, 2014	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
NOTE 9 - ACCOUNTS AND NOTES RECEIVABLE (Details) [Line Items]
Bad debt expense		$ 75,000	$ 207,640
Note Receivable, Face Amount				1,000,000
Note Receivable, Stated Interest Rate, Percentage				5.00%
Note Receivable, Maturity Date		Dec. 31, 2014		Dec. 10, 2018
Increase in notes receivable			40,000
Notes, Loans and Financing Receivable, Net, Current		75,000	0	115,000
Accrued interest paid	6,424		2,834	2,106	4,975
Accounts Receivable [Member]
NOTE 9 - ACCOUNTS AND NOTES RECEIVABLE (Details) [Line Items]
Bad debt expense			132,640
Notes Receivable [Member]
NOTE 9 - ACCOUNTS AND NOTES RECEIVABLE (Details) [Line Items]
Bad debt expense			75,000
Scenario, Adjustment [Member]
NOTE 9 - ACCOUNTS AND NOTES RECEIVABLE (Details) [Line Items]
Notes, Loans and Financing Receivable, Net, Current			$ 155,000